S-K 1603, SPAC Sponsor; Conflicts of Interest	Dec. 15, 2025
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Cambridge Sponsor LLC	$10,000 per month	Office space, utilities and secretarial and administrative support

	7,666,667 Class B Ordinary Shares(1)	$25,000

455,000 private placement units to be purchased simultaneously with the closing of this offering (or 495,500 private placement units if the over-allotment option is exercised in full) private placement units

$4,550,000 (or $4,955,000 if the over-allotment option is exercised in full)

	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses

	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable on the conversion of the founder shares on a greater than one-to-one basis upon conversion

Cambridge Sponsor LLC, our officers, directors, advisors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees or success fees(2)

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

Cambridge Sponsor LLC, or its affiliates	Salary or fee in an amount that constitutes a market standard for comparable transactions(3)	Any services provided as an advisor or otherwise in connection with our initial business combination and certain other transactions
(1)	Up to 1,000,000 of which are subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised.
(2)	As of the date of this prospectus, no such arrangements are currently in place.
(3)	As of the date of this prospectus, no such arrangements are currently in place. Any such salary or fee would be paid using available working capital funds (including proceeds from any promissory notes issued by us and funds released from the trust account upon completion of our initial business combination), but would not in any event be paid out of the Administrative Services Fee.

SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]	each of our officers, directors and director nominees might own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

	Before Offering		After Offering
		Approximate		Approximate
	Number of	Percentage of	Number	Percentage of
	Shares	Outstanding	of Shares	Outstanding
	Beneficially	Ordinary	Beneficially	Ordinary
Name and Address of Beneficial Owner(1)	Owned	Shares	Owned	Shares
Cambridge Sponsor LLC(2)(3)(4)	7,666,667	100%	8,251,667	26.61%
Michael Cam-Phung(3)	7,666,667	100%	8,251,667	26.61%
Brent Michael Cox	—	—%	—	—%
Anthony Michael Naimo	—	—%	—	—%
Christopher Bradley	—	—%	—	—%
Vanessa Rollings Giannis	—	—%	—	—%
Eric Sklar	—	—%	—	—%
All officers and directors as a group (Six persons)		100%		%
*	Less than one percent.
(1)	Unless otherwise noted, the business address of each of the following is c/o Cambridge Acquisition Corp., One Liberty Square, 13th FL, Boston, MA 02109.
(2)	Interests shown consist of (i) 7,666,667 founder shares, classified as Class B ordinary shares, and (ii) 455,000 Class A ordinary shares included in the private placement units. Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or earlier at the option of the holder on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	Cambridge Sponsor LLC, our sponsor, is the record holder of such shares. Mr. Cam-Phung is the managing member of Cambridge Sponsor LLC and holds voting and investment discretion with respect to the ordinary shares held of record by the sponsor. Mr. Cam-Phung disclaims any beneficial ownership of the securities held by Cambridge Sponsor LLC other than to the extent of any pecuniary interest he may individually have therein, directly or indirectly.
(4)	Includes up to 1,000,000 founder shares that will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (less taxes payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may hold in connection with the completion of our initial business combination.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

Founder Shares

The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 30 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Cambridge Sponsor LLC Michael Cam-Phung

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the State of Delaware or the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private placement units (including component securities and securities underlying those component securities)	30 days after the completion of our initial business combination	Cambridge Sponsor LLC Michael Cam-Phung	Same as above.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days	Cambridge Sponsor LLC Michael Cam-Phung

The 180 day lock-up period is pursuant to the underwriting agreement and can be waived with the prior written consent of BTIG. See “Underwriting — Lock-up.”

Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC Sponsor, Conflicts of Interest [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Michael Cam- Phung	Tekni-Plex	Healthcare and consumer product manufacturing	Vice President and Head of Medtech Solutions Strategy

	Indochino Apparel	Clothing Retailer	Director

	Bail Capital LLC	Investment Firm	Advisor

	Saucey Logistics Inc.	Software development and Online delivery platform	Director

	JHB 2020 Trust	Trust Fund	Investment Director

Brent Michael Cox	Ispire Technology	Vapes Manufacturer	Director

	The Inception Companies	Investment Firm	Co-founder and managing partner

	Viridescent Realty Trust	Real Estate Investment Trust	Director

Anthony Michael Naimo	Sarah Flint, Inc.	A footwear retailer	Chief Financial Officer

	Procorso LLC	Management consulting firm	Managing Director

Christopher Bradley	Roth CH Acquisition Co. (f.k.a TKB Critical Technologies 1)	SPAC	Director

	Haymaker Acquisition Corp. 4.	SPAC	CEO, CFO, and Chairman

	CSLM Digital Asset Acquisition Corp III, Ltd	SPAC	Director

	Mistral Capital Management, LLC	Private equity investments	Managing Director

	Roth Principal Investments	Private investment fund	Director

	Carnegie Park Capital	Private investment fund	Director

	WhoBrew, LLC	Coffee franchisee flying the 7Brew banner	Director

	Insomnia Cookies	Cookie retailer	Director

	Timber Grove Ventures	Private investment fund	Director

Eric Sklar	Napa Valley Fume, LLC	Cannabis management company	Founder and Chief Executive Officer

	California Fish and Games Commission	Public entity	Commissioner

	Preslar Ventures, Inc.	Real Estate	Founder

Vanessa Rollings Giannis	Convivium Advisors LLC	Strategic advisory and fractional CFO firm	Chief Executive Officer & Founder

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
Michael Cam- Phung	Tekni-Plex	Healthcare and consumer product manufacturing	Vice President and Head of Medtech Solutions Strategy

	Indochino Apparel	Clothing Retailer	Director

	Bail Capital LLC	Investment Firm	Advisor

	Saucey Logistics Inc.	Software development and Online delivery platform	Director

	JHB 2020 Trust	Trust Fund	Investment Director

Brent Michael Cox	Ispire Technology	Vapes Manufacturer	Director

	The Inception Companies	Investment Firm	Co-founder and managing partner

	Viridescent Realty Trust	Real Estate Investment Trust	Director

Anthony Michael Naimo	Sarah Flint, Inc.	A footwear retailer	Chief Financial Officer

	Procorso LLC	Management consulting firm	Managing Director

Christopher Bradley	Roth CH Acquisition Co. (f.k.a TKB Critical Technologies 1)	SPAC	Director

	Haymaker Acquisition Corp. 4.	SPAC	CEO, CFO, and Chairman

	CSLM Digital Asset Acquisition Corp III, Ltd	SPAC	Director

	Mistral Capital Management, LLC	Private equity investments	Managing Director

	Roth Principal Investments	Private investment fund	Director

	Carnegie Park Capital	Private investment fund	Director

	WhoBrew, LLC	Coffee franchisee flying the 7Brew banner	Director

	Insomnia Cookies	Cookie retailer	Director

	Timber Grove Ventures	Private investment fund	Director

Eric Sklar	Napa Valley Fume, LLC	Cannabis management company	Founder and Chief Executive Officer

	California Fish and Games Commission	Public entity	Commissioner

	Preslar Ventures, Inc.	Real Estate	Founder

Vanessa Rollings Giannis	Convivium Advisors LLC	Strategic advisory and fractional CFO firm	Chief Executive Officer & Founder